Reporting And Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Advertising Costs	Total advertising costs, which are expensed as incurred, for the years ended December 31, were:

(millions)	Advertising Costs
2013	$619.3
2012	546.8
2011	543.0

Interest Capitalized	Total capitalized interest, which primarily relates to capitalized software projects, for the years ended December 31, was:

(millions)	Capitalized Interest
2013	$.8
2012	.3
2011	.4

Equity-based Compensation and Related Tax Benefits	The total compensation expense recognized for our equity-based compensation for the years ended December 31, was:

(millions)	2013	2012	2011
Pretax expense	$64.9	$63.4	$50.5
Tax benefit	22.7	22.2	17.7

Supplemental Cash Flow Information	Non-cash activity includes declared but unpaid dividends. For the years ended December 31, we paid the following:

(millions)	2013	2012	2011
Income taxes	$497.0	$389.1	$435.0
Interest	122.3	135.0	129.5